JPMORGAN TRUST I

J.P. MORGAN INCOME FUNDS
JPMorgan Emerging Markets Debt Fund
JPMorgan Real Return Fund
JPMorgan Total Return Fund
(All Share Classes)
Prospectuses dated July 1, 2009

J.P. MORGAN INTERNATIONAL FUNDS
JPMorgan International Currency Income Fund
(All Share Classes)
Prospectuses dated November 30, 2009

J.P. MORGAN MUNICIPAL BOND FUNDS
JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
(All Share Classes)
Prospectuses dated July 1, 2009

J.P. MORGAN TAX AWARE FUNDS
JPMorgan Tax Aware Real Return Fund
(All Share Classes)
Prospectuses dated February 28, 2009

J.P. MORGAN TAX AWARE FUNDS
JPMorgan Tax Aware High Income Fund
(All Share Classes)
Prospectuses dated July 1, 2009

JPMORGAN TRUST II

J.P. MORGAN INCOME FUNDS
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
(All Share Classes)
Prospectuses dated July 1, 2009

J.P. MORGAN MUNICIPAL BOND FUNDS
JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
(All Share Classes)
Prospectuses dated July 1, 2009

J.P. MORGAN MUTUAL FUND GROUP

J.P. MORGAN INCOME FUNDS
JPMorgan Short Term Bond Fund II
(All Share Classes)
Prospectuses dated July 1, 2009

JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Core Bond Portfolio
(All Share Classes)
Prospectuses dated April 25, 2009

Supplement dated January 7, 2010 to the Prospectuses dated
as indicated above, as supplemented

Effective immediately, the information under “Portfolio Holdings Disclosure” in the “Shareholder Information” section of the Prospectuses is deleted and replaced with the following:

No sooner than ten calendar days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-FI-110